Trade and Other Payables - Summary of Trade and Other Payables (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 217.6	$ 225.5
Employee and payroll liabilities	277.4	266.7
Accrued liabilities	81.0	84.2
Trade and other payables	$ 576.0	$ 576.4